Capital Stock (Details Narrative) - USD ($)																	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 08, 2020	Aug. 28, 2020	Aug. 26, 2020	Jul. 27, 2020	Jun. 04, 2020	Jun. 02, 2020	May 22, 2020	May 20, 2020	May 15, 2020	Apr. 02, 2020	Feb. 28, 2020	Jan. 17, 2020	Jan. 13, 2020	Jan. 03, 2020	Jan. 02, 2020	Jul. 05, 2019	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Nov. 26, 2019	Apr. 12, 2019	Dec. 31, 2018
Preferred stock, shares authorized																	5,000,000		5,000,000		5,000,000			5,000,000
Preferred stock, par value																	$ 0.0001		$ 0.0001		$ 0.0001			$ 0.0001
Debt instrument, description																			An event of default adjusting the interest rate would occur initially 0% of the time for all notes with increases 1% per month to a maximum of 10% with the corresponding penalty.		An event of default adjusting the interest rate would occur initially 0% of the time for all notes with increases 1% per month to a maximum of 10% with the corresponding penalty.
Preferred stock, shares issued																	3		3		0			0
Preferred stock, shares outstanding																	3		3		0			0
Common stock, shares authorized																	195,000,000		195,000,000		195,000,000			195,000,000
Common stock, par value																	$ 0.0001		$ 0.0001		$ 0.0001			$ 0.0001
Common stock, shares issued																	40,444,575		40,444,575		27,208,356			18,000,000
Common stock, shares outstanding																	40,444,575		40,444,575		27,208,356			18,000,000
Number of shares issued during period, values																			$ 46,500	$ 10,000	$ 10,000
Debt instrument, face amount																	$ 71,758		71,758
Number of shares issued for services, value																			1,238,950	$ 1,837,750	$ 2,303,390
Returned to Treasury and Cancelled Shares [Member]
Number of common stock cancelled																					4,250,000
Shares Returned to Treasury [Member]
Number of common stock cancelled																	1,000,000
Four Long-Term Notes [Member]
Debt instrument, face amount																							$ 350,000
Unrelated Party [member]
Shares issued, price per share		$ 0.33	$ 0.33
Number of shares issued during period, shares		895,722	242,407
Settlement of loan		$ 186,310	$ 48,203
Mr. Dickens [Member]
Stock Based Compensation																		$ 840,000	$ 280,000
Number of shares grant during period																	250,000	250,000	250,000
Shares issued, price per share																	$ 1.12		$ 1.12
Number of shares issued during period, values																			$ 280,000
Investors [Member]
Debt instrument, face amount	$ 25,000				$ 6,600					$ 20,000
Number of shares issued during period, shares	330,869				50,000
Convertible note	$ 33,888
Investors [Member] | Fourth Man, LLC [Member]
Debt instrument, face amount				$ 77,929
Number of shares issued during period, shares				1,030,808
Investors [Member] | Armada Capital Partners, LLC [Member]
Debt instrument, face amount				$ 84,620
Number of shares issued during period, shares				1,119,309
Investors [Member] | BHP Capital NY, Inc. [Member]
Debt instrument, face amount				$ 84,620
Number of shares issued during period, shares				1,119,309
Investors [Member] | Exchange for Cash [Member]
Number of shares issued during period											160,000
Number of shares issued during period, values											$ 46,500
Investors [Member] | Shares Qualified and Registered in Connection with Offering Statement [Member]
Number of shares issued during period										10,000,000	10,000,000
Investors [Member] | custom:Exchange For Principal and Interest [Member]
Number of shares issued during period										40,000
Investors [Member] | Certain Promissory Notes [Member]
Debt instrument, face amount											$ 30,000
Investors [Member] | Restricted Stock [Member]
Debt instrument, face amount																						$ 25,000
Common stock payable, value																					$ 25,000
Investors [Member] | Restricted Stock [Member] | Exchange for Cash [Member]
Number of shares issued during period												62,500
Number of shares issued during period, values												$ 25,000
Investors [Member] | Restricted Stock [Member] | Shares Qualified and Registered in Connection with Offering Statement [Member]
Number of shares issued during period												10,000,000
Investors [Member] | Restricted Stock [Member] | Certain Promissory Notes [Member]
Debt instrument, face amount												$ 25,000
Jacob Cohen [Member]
Shares issued, price per share							$ 0.26
Number of common stock cancelled							3,000,000
Number of common stock issued for future services							780,000
Esteban Alexander [Member]
Shares issued, price per share							$ 0.26
Number of common stock cancelled							3,000,000
Number of common stock issued for future services							780,000
2019 Stock Option and Incentive Plan [Member]
Maximum number of shares available																10,000,000	7,690,000		7,690,000
Number of shares issued during period																1,915,000			645,000
Stock Based Compensation																			$ 198,950		$ 2,141,790
Securities Purchase Agreement [Member]
Acquisition percentage									51.00%
Employment Agreement [Member] | Jesse J. Dickens [Member] | Restricted Stock [Member]
Number of shares issued during period															500,000
Annual base salary															$ 120,000
Employment Agreement [Member] | Jesse J. Dickens [Member] | Restricted Stock [Member] | Vesting Period of One Year [Member]
Number of shares grant during period															1,000,000
Signing the Employment Agreement [Member] | Mr. Dickens [Member]
Number of shares grant during period															250,000
Signing the Employment Agreement [Member] | Mr. Dickens [Member] | January 1, 2020 [Member]
Number of shares grant during period															250,000
Signing the Employment Agreement [Member] | Mr. Dickens [Member] | April 1, 2020 [Member]
Number of shares grant during period															250,000
Signing the Employment Agreement [Member] | Mr. Dickens [Member] | July 1, 2020 [Member]
Number of shares grant during period															250,000
Four Exchanges Agreements [Member] | Restricted Stock [Member]
Number of common stock cancelled														650,000
Exchange for Four Long Term Notes [Member]
Number of common stock cancelled														5,900,000
Exchange for Four Long Term Notes [Member] | Four Long-Term Notes [Member]
Debt instrument, face amount														$ 350,000
Data Delivery and Ancillary Services Agreement [Member] | Third Party [Member] | Restricted Stock [Member]
Shares issued, price per share													$ 0.56
Number of common stock issued for future services													357,142
Number of shares issued for services, value													$ 200,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized																	2,000,000		2,000,000		2,000,000
Preferred shares, undesignated																	2,999,997		2,999,997
Series B Preferred Stock [Member] | Securities Purchase Agreement [Member]
Shares acquired									500,000
Shares acquired, value									$ 605,488
Conversion of common stock									500,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized																					3
Preferred stock issuance, description																			The holders of Series B Preferred Stock have the same dividend rights as common stockholders on a fully converted basis, are entitled to receive pari passu with any distribution of any of the assets of the Company to the holders of the Company's common stock, but not prior to any holders of senior securities. Each share of Series B Preferred Stock may be converted, at the option of the holder thereof, into that number of shares of common stock of the Company as equals $1.00 divided by 90% of the average of the volume weighted average prices ("VWAP") of the Company's common stock, for the five trading days immediately preceding the date the notice of conversion is received, subject to the limit of 4.999% of the Company's outstanding shares of common stock. The holders of Series B Preferred Stock have no voting rights.		The holders of Series A Preferred Stock have no dividend rights, liquidation preference and conversion rights. As long as any shares of Series A Preferred Stock remain issued and outstanding, the holders of Series A Preferred Stock have the right to vote on all shareholder matters equal to sixty percent (60%) of the total vote. At the option of the Company, Series A Preferred Stock is redeemable at $1.00 per share. The holders of Series B Preferred Stock have the same dividend rights as common stockholders on the fully conversion basis, are entitled to receive pari passu with any distribution of any of the assets of the Company to the holders of the Company's common stock, but not prior to any holders of senior securities. Each share of Series B Preferred Stock may be converted, at the option of the holder thereof, into that number of shares of common stock of the Company as equals $1.00 divided by 90% of the average of the volume weighted average prices ("VWAP") of the Company's common, for the five trading days immediately preceding the date the notice of conversion is received, subject to the limit as 4.999% of the Company's outstanding shares of common stock. The holders of Series B Preferred Stock have no voting rights.
Debt instrument, description								On May 20, 2020, the Company issued one share of its newly designated shares of Series A Preferred Stock to each of the three members of its then Board of Directors, (1) Jacob D. Cohen, (2) Esteban Alexander and (3) Luis Alan Hernandez, in consideration for services rendered to the Company as members of the Board of Directors. Such shares of Series A Preferred Stock vote in aggregate sixty percent (60%) of the total vote on all shareholder matters, voting separately as a class. Notwithstanding such voting rights, no change in control of the Company was deemed to have occurred in connection with the issuance since Messrs. Cohen, Alexander and Hernandez, own in aggregate 68% of the Company's outstanding common stock and therefore controlled the Company prior to such issuance.
Ownership percentage								68.00%
Series B Convertible Preferred Stock [Member]
Conversion of common stock						2,083,333
Number of shares converted						500,000
Series B Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member]
Shares acquired									500,000
Shares acquired, value									$ 500,000
Shares acquired, price									$ 1.00
Series B Convertible Preferred Stock One [Member] | Securities Purchase Agreement [Member]
Shares acquired									1,500,000
Shares acquired, value									$ 1,500,000